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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended  MARCH 31, 2001

               (Please read instructions before preparing form.)

If amended report check here [ ]

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                                       *
                                                                               1
909 MONTGOMERY STREET, SUITE 500    SAN FRANCISCO        CA           94133    *
-------------------------------------------------------------------------------2
Business Address         (Street)      (City)          (State)        (Zip)

GAIL P. SENECA                     415-486-6725             PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 3 day
                             -------------              ----------        -
of APRIL, 2001.
   -----  ----

                                           GENESIS CAPITAL MANAGEMENT L.P.
                                          ---------------------------------
                                      (Name of Institutional Investment Manager)

                                           /s/ Gail P. Seneca
                                          ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                      *                                        *
Name:                    13F File No.:3 Name:                     13F File No.:3

1.                                      6.
---------------------------------------   --------------------------------------
2.                                      7.
---------------------------------------   --------------------------------------
3.                                      8.
---------------------------------------   --------------------------------------
4.                                      9.
---------------------------------------   --------------------------------------
5.                                      10.
---------------------------------------    -------------------------------------
                                                                 SEC 1685 (5/91)

Seneca Capital Management LLC
FORM 13F
1Q 13F Gencap
March 31, 2001


                                                                                             Voting Authority
                                 Title                                                       ----------------
                                  of               Value     Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   class    CUSIP   (x$1000)  Prn Amt    Prn   Call   Dscretn  Managers             Sole  Shared  None
------------------------------   -----  ---------  -------  --------   ---   ----   ------   --------             ----  ------  ----
Ace Ltd                          COM    G0070K103    1970    53580      SH          Defined                              53580
Adolph Coors CI B                COM    217016104    1521    23240      SH          Defined                              23240
Allergan Inc                     COM    018490102    1684    22710      SH          Defined                              22710
American International Group I   COM    026874107    1692    21020      SH          Defined                              21020
Anheuser Busch Cos Inc.          COM    035229103    1364    29690      SH          Defined                              29690
Applied Materials  Inc           COM    038222105     766    17620      SH          Defined                              17620
BMC Software                     COM    055921100     679    31580      SH          Defined                              31580
Bed Bath & Beyond Inc            COM    075896100    1733    70570      SH          Defined                              70570
Boeing Co                        COM    097023105    1192    21390      SH          Defined                              21390
CVS Corp                         COM    126650100    1444    24690      SH          Defined                              24690
Capital One Financial Corp       COM    14040H105    1964    35390      SH          Defined                              35390
Cardinal Health Inc              COM    14149Y108    1404    14510      SH          Defined                              14510
Citigroup Inc                    COM    172967101    1170    26004      SH          Defined                              26004
Comcast Corp Special CI A        COM    200300200    1425    34090      SH          Defined                              34090
Compaq Computer                  COM    204493100     613    33680      SH          Defined                              33680
Computer Assoc Intl Inc          COM    204912109    1020    37500      SH          Defined                              37500
Convergys Corp                   COM    212485106    1809    50140      SH          Defined                              50140
Crown Castle Int'l Corp          COM    228227104    1161    78370      SH          Defined                              78370
Diamond Offshore Drilling Inc    COM    25271C102    1570    39910      SH          Defined                              39910
Dow Chemical Co                  COM    260543103     785    24850      SH          Defined                              24850
Dynegy Inc-CL A                  COM    26816Q101    2462    48260      SH          Defined                              48260
E M C Corp Mass                  COM    268648102     525    17850      SH          Defined                              17850
Echostar Communications Corp N   COM    278762109    1976    71380      SH          Defined                              71380
El Paso Energy Corp              COM    28336L109    1780    27260      SH          Defined                              27260

Emerson Electric Co              COM    291011104     243     3920      SH          Defined                               3920
Exxon Mobil Corp                 COM    30231G102    1034    12760      SH          Defined                              12760
Fairchild Semicon Int CL A       COM    303726103     324    24359      SH          Defined                              24359
Federal Nat'l Mtge               COM    313586109    1606    20170      SH          Defined                              20170
Forest Labs Inc                  COM    345838106    2392    40380      SH          Defined                              40380
Gap Inc                          COM    364760108     846    35680      SH          Defined                              35680
General Electric Co              COM    369604103    1769    42270      SH          Defined                              42270
General Motors Corp Class H      COM    370442832    1030    52840      SH          Defined                              52840
HCA - The Healthcare Company     COM    404119109    1517    37670      SH          Defined                              37670
Halliburton Company              COM    406216101    1406    38245      SH          Defined                              38245
Hershey Foods Corp               COM    427866108    2104    30350      SH          Defined                              30350
Home Depot Inc                   COM    437076102    1396    32390      SH          Defined                              32390
IDEC Pharmaceuticals Corp        COM    449370105    1418    35450      SH          Defined                              35450
International Rectifier Corp     COM    460254105    1581    39030      SH          Defined                              39030
Johnson & Johnson                COM    478160104     612     7000      SH          Defined                               7000
Kinder Morgan Inc                COM    49455p101    1065    20020      SH          Defined                              20020
Laboratory Corp Of Amer Hldgs    COM    50540R409    1873    15580      SH          Defined                              15580
MGIC Investment Corp             COM    552848103    2251    32900      SH          Defined                              32900
McData Corporation               COM    580031102     261    11500      SH          Defined                              11500
Mellon Financial Corp            COM    58551A108    1556    38395      SH          Defined                              38395
Merck & Co                       COM    589331107    1294    17050      SH          Defined                              17050
Mercury Interactive Corp         COM    589405109    1023    24420      SH          Defined                              24420
Micron Technolgy Inc             COM    595112103     464    11180      SH          Defined                              11180
Microsoft Corp                   COM    594918104    1631    29830      SH          Defined                              29830
Minnesota Minng & Mfg Co         COM    604059105    1311    12620      SH          Defined                              12620
Mirant Corp                      COM    604675108    1609    45320      SH          Defined                              45320
NDS Group Plc-Spons ADR          COM    628891103     703    18140      SH          Defined                              18140
Nabors Industries                COM    629568106    1962    37850      SH          Defined                              37850
Nextel Partners Inc-CI A         COM    65333F107     769    56000      SH          Defined                              56000
Openwave Systems Inc             COM    683718100     267    13450      SH          Defined                              13450
Peoplesoft Inc                   COM    712713106     590    25160      SH          Defined                              25160
Perkinelmer Inc                  COM    714046109    1797    34270      SH          Defined                              34270
Pfizer Inc                       COM    717081103    1644    40140      SH          Defined                              40140
Powerwave Technologies Inc       COM    739363109     642    47150      SH          Defined                              47150
SPX Corp                         COM    784635104    1971    21720      SH          Defined                              21720

Santa Fe International Corp      COM    G7805C108    1646    50647      SH          Defined                              50647
Scientific-Atlanta Inc           COM    808655104    1978    47550      SH          Defined                              47550
Shaw Group Inc                   COM    820280105    1227    26260      SH          Defined                              26260
Southwest Airlines               COM    844741108    1130    63645      SH          Defined                              63645
Tenet Healthcare Corporation     COM    88033G100    2378    54040      SH          Defined                              54040
Thermo Electron Corp             COM    883556102    1089    48430      SH          Defined                              48430
Tyco Int'l Ltd                   COM    902124106    1088    25160      SH          Defined                              25160
Valero Energy Corp               COM    91913Y100     896    25230      SH          Defined                              25230
Veritas Software Corp            COM    923436109     531    11490      SH          Defined                              11490
Walmart Stores Inc               COM    931142103    1540    30500      SH          Defined                              30500
Waters Corp                      COM    941848103    1652    35560      SH          Defined                              35560
Weatherford International        COM    947074100    1813    36740      SH          Defined                              36740
Wells Fargo & Co                 COM    949746101     701    14180      SH          Defined                              14180
REPORT SUMMARY                   72 DATA RECORDS    95338        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED